Note 5 - Broker-Dealers and Clearing Organizations Receivables and Payables (Details) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Due to and from Broker-Dealers and Clearing Organizations [Abstract]
Receivables from Brokers-Dealers and Clearing Organizations	$ 3,617,000		$ 3,650,000	$ 2,714,000
Payables to Broker-Dealers and Clearing Organizations	$ 13,000	$ 13,000	$ 119,000	$ 139,000